Investments (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	$ 18	$ 89
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	243	522
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	261	611
99.9% - 80.0% [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	18	83
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	85	158
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	103	241
Residential mortgage-backed securities [Member] | Less than 80.0% [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	50	191
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	50	191
Collateralized debt obligations [Member] | Less than 80.0% [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	72	121
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	72	122
Other [Member] | Less than 80.0% [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		5
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	36	52
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	$ 36	$ 57